Revenues	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Revenues
Revenues
The Company’s primary source of revenue is chartering its vessels and offshore units to its customers. The Company utilizes four primary forms of contracts, consisting of time-charter contracts, voyage charter contracts, bareboat charter contracts and contracts for floating production, storage and offloading (or FPSO) units. The Company also generates revenue from the management and operation of vessels owned by third parties and by equity-accounted investees as well as providing corporate management services to such entities.

Time Charters
Pursuant to a time charter, the Company charters a vessel to a customer for a period of time, generally one year or more. The performance obligations within a time-charter contract, which will include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including any fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the customer, as long as the vessel is not off-hire. Hire is typically invoiced monthly in advance for time-charter contracts, based on a fixed daily hire amount. However, certain sources of variability exist. Those include penalties, such as those that relate to periods the vessels are off-hire and where minimum speed and performance metrics are not met. In addition, certain time-charters contracts contain provisions that allow the Company to be compensated for increases in the Company’s costs during the term of the charter. Such provisions may be in the form of annual hire rate adjustments for changes in inflation indices or interest rates or in the form of cost reimbursements for vessel operating expenditures or dry-docking expenditures. Finally, in a small number of charters, the Company may earn profit share consideration, which occurs when actual spot tanker rates earned by the vessel exceed certain thresholds for a period of time. Variable consideration of the Company’s contracts is typically recognized in the period in which the changes in facts and circumstances on which the variable lease payments are based occur as either such revenue is allocated and accounted for under lease accounting requirements or alternatively such consideration is allocated to distinct periods within a contract that such variable consideration was incurred in. The Company does not engage in any specific tactics to minimize vessel residual value risk.

Voyage Charters
Voyage charters are charters for a specific voyage that are usually priced on a current or "spot" market rate and then adjusted for any pool participation based on predetermined criteria. The performance obligations within a voyage charter contract, which will typically include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of the voyage, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the vessel owner. The Company’s voyage charters will normally contain a lease; however, judgment is necessary to determine whether this is the case based upon the decision-making rights the charterer has under the contract. Consideration for such contracts is fixed or variable, depending on certain conditions. Delays caused by the charterer result in additional consideration. Payment for the voyage is not due until the voyage is completed. The duration of a single voyage will typically be less than three months. The Company does not engage in any specific tactics to minimize vessel residual value risk due to the short-term nature of the contracts.

Bareboat Charters
Pursuant to a bareboat charter, the Company charters a vessel to a customer for a fixed period of time, generally one year or more, at rates that are generally fixed. However, the customer is responsible for operation and maintenance of the vessel with its own crew as well as any expenses that are unique to a particular voyage, including any fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. If the vessel goes off-hire due to a mechanical issue or any other reason, the monthly hire received by the vessel owner is normally not impacted by such events. The performance obligations within a bareboat charter, which will include the lease of the vessel to the charterer, are satisfied over the duration of such contract, as measured using the time that has elapsed from commencement of the lease. Hire is typically invoiced monthly in advance for bareboat charters, based on a fixed daily hire amount.

FPSO Contracts
Pursuant to an FPSO contract, the Company charters an FPSO unit to a customer for a period of time, generally more than one year. The performance obligations within an FPSO contract, which will include the lease of the FPSO unit to the charterer as well as the operation of the FPSO unit, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. Hire is typically invoiced monthly in arrears, based on a fixed daily hire amount. In certain FPSO contracts, the Company is entitled to a lump sum amount due upon commencement of the contract and may also be entitled to termination fees if the contract is canceled early. While the fixed daily hire amount may be the same over the term of the FPSO contract, the daily hire amount may increase or decrease over the duration of the FPSO contract. As a result of the Company accounting for compensation from such charters on a straight-line basis over the duration of the charter, FPSO contracts where revenue is recognized before the Company is entitled to such amounts under the FPSO contracts will result in the Company recognizing a contract asset and FPSO contracts where revenue is recognized after the Company is entitled to such amounts under the FPSO contracts will result in the Company recognizing deferred revenue.

Certain sources of consideration variability exist within FPSO contracts. Those include penalties, such as those that relate to periods where production on the FPSO unit is interrupted. In addition, certain FPSO contracts may contain provisions that allow the Company to be compensated for increases in the Company’s costs to operate the unit during the term of the contract. Such provisions may be in the form of annual hire rate adjustments for changes in inflation indices or in the form of cost reimbursements for vessel operating expenditures incurred. Finally, the Company may earn additional compensation from monthly production tariffs, which are based on the volume of oil produced, as well as other monthly or annual operational performance measures. Variable consideration of the Company's contracts are typically recognized as incurred as either such revenue is allocated and accounted for under lease accounting requirements or alternatively such consideration is allocated to distinct periods under a contract during which such variable consideration was incurred. The Company does not engage in any specific tactics to minimize residual value risk. Given the uncertainty involved in oil field production estimates and the result impact on oil field life, FPSO contracts typically will include extension options or options to terminate early.

Management Fees and Other
The Company also generates revenue from the management and operation of vessels owned by third parties and by equity-accounted investees as well as providing corporate management services to such entities. Such services may include the arrangement of third party goods and services for the vessel’s owner. The performance obligations within these contracts will typically consist of crewing, technical management, insurance and potentially commercial management. The performance obligations are satisfied concurrently and consecutively rendered over the duration of the management contract, as measured using the time that has elapsed from commencement of performance. Consideration for such contracts will generally consist of a fixed monthly management fee, plus the reimbursement of crewing costs for vessels being managed. Management fees are typically invoiced monthly.

Revenue Table
The following tables contain the Company’s revenue for the three and nine months ended September 30, 2018 and 2017, by contract type and by segment. The periods for the three and nine months ended September 30, 2018, do not include revenues for Teekay Offshore, as Teekay Offshore was deconsolidated subsequent to the Brookfield Transaction in September 2017 (see Note 4).

	Three Months Ended September 30, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	104,342	2,820	12,326	—	6,645	—	126,133
Voyage charters (1)	6,279	2,220	152,047	—	—	—	160,546
Bareboat charters	6,001	—	—	—	—	—	6,001
FPSO contracts	—	—	—	71,583	—	—	71,583
Management fees and other (2)	1,566	108	11,542	—	39,343	(260)	52,299
	118,188	5,148	175,915	71,583	45,988	(260)	416,562

	Three Months Ended September 30, 2017
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conven-tional Tankers	Teekay Tankers Conven-tional Tankers	Teekay Parent Offshore Production	Teekay Parent Conven-tional Tankers	Teekay Parent Other	Teekay Offshore	Eliminations and Other	Total

	$	$	$	$	$	$	$	$	$
Time charters	83,101	10,376	24,681	—	—	10,997	77,907	(15,810)	191,252
Voyage charters (1)	—	930	25,397	—	—	—	11,068	—	37,395
Bareboat charters	6,524	—	—	—	—	—	19,438	(7,682)	18,280
FPSO contracts	—	—	—	51,254	—	—	109,006	—	160,260
Net pool revenues (1)	—	—	28,246	—	1,041	—	—	—	29,287
Contracts of affreightment	—	—	—	—	—	—	38,362	—	38,362
Management fees and other	3,075	279	12,914	—	—	8,730	—	947	25,945
	92,700	11,585	91,238	51,254	1,041	19,727	255,781	(22,545)	500,781

	Nine Months Ended September 30, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	294,658	12,534	51,820	—	27,327	(9,418)	376,921
Voyage charters (1)	16,669	12,690	432,017	—	—	—	461,376
Bareboat charters	17,112	—	—	—	—	—	17,112
FPSO contracts	—	—	—	203,982	—	—	203,982
Management fees and other (2)	6,970	324	32,202	—	116,788	551	156,835
	335,409	25,548	516,039	203,982	144,115	(8,867)	1,216,226

	Nine Months Ended September 30, 2017
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conven-tional Tankers	Teekay Tankers Conven-tional Tankers	Teekay Parent Offshore Production	Teekay Parent Conven-tional Tankers	Teekay Parent Other	Teekay Offshore	Eliminations and Other	Total

	$	$	$	$	$	$	$	$	$
Time charters	241,019	32,073	85,102	—	—	27,251	231,950	(43,648)	573,747
Voyage charters (1)	—	2,383	94,881	—	—	—	34,576	—	131,840
Bareboat charters	22,359	—	—	—	—	—	68,453	(29,886)	60,926
FPSO contracts	—	—	—	143,769	—	—	332,108	—	475,877
Net pool revenues (1)	—	—	108,535	—	4,965	—	—	—	113,500
Contracts of affreightment	—	—	—	—	—	—	129,624	—	129,624
Management fees and other	7,700	835	41,994	—	—	19,898	—	2,268	72,695
	271,078	35,291	330,512	143,769	4,965	47,149	796,711	(71,266)	1,558,209

(1)
The adoption of ASU 2014-09 had the impact of increasing both voyage charter revenues and voyage expenses for the three and nine months ended September 30, 2018 by $73.6 million and $202.4 million, respectively.

(2)
The Company manages vessels owned by its equity-accounted investments and third parties. Following the adoption of ASU 2014-09, costs incurred by the Company for its seafarers are presented as vessel operating expenses and the reimbursement of such expenses is presented as revenue, instead of such amounts being presented on a net basis. This had the effect of increasing both revenues and vessel operating expenses for the three and nine months ended September 30, 2018 by $20.2 million and $61.3 million, respectively.

The following table contains the Company's revenue from contracts that do not contain a lease element and the non-lease element of time-charter contracts accounted for as direct financing leases for the three and nine months ended September 30, 2018 and 2017.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Non-lease revenue - related to sales type or direct financing leases	3,896	5,797	12,160	21,084
Voyage charters - towage	—	10,686	—	25,813
Management fees and other	52,299	25,945	156,835	72,695
	56,195	42,428	168,995	119,592

Operating Leases
As at September 30, 2018, the minimum scheduled future rentals to be received by the Company in each of the next five years for the lease and non-lease elements related to time-charters, bareboat charters and FPSO contracts that were accounted for as operating leases are approximately $164.6 million (remaining 2018), $547.7 million (2019), $453.7 million (2020), $390.0 million (2021), $349.6 million (2022), and $787.3 million thereafter. The minimum scheduled future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum scheduled future revenues do not include revenue generated from new contracts entered into after September 30, 2018, revenue from unexercised option periods of contracts that existed on September 30, 2018, revenue from vessels in the Company’s equity-accounted investments, or variable or contingent revenues accounted for under ASC 840 Leases. In addition, minimum scheduled future operating lease revenues presented in this paragraph have been reduced by estimated off-hire time for any periodic maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

The carrying amount of the vessels employed on time-charter contracts, bareboat charter contracts and FPSO contracts that have been accounted for as operating leases at September 30, 2018, was $3.4 billion (2017 - $3.1 billion). At September 30, 2018, the cost and accumulated depreciation of such vessels were $4.3 billion (2017 - $4.1 billion) and $917.8 million (2017 - $1.0 billion), respectively.

Direct Financing Leases
Teekay LNG owns a 69% ownership interest in Teekay BLT Corporation (or the Teekay Tangguh Joint Venture), which is a party to operating leases whereby the Teekay Tangguh Joint Venture is leasing two LNG carriers (or the Tangguh LNG Carriers) to a third party, which is in turn leasing the vessels back to the joint venture. The time charters for the two Tangguh LNG carriers are accounted for as direct financing leases. The Tangguh LNG Carriers commenced their time-charters with their charterers in 2009. In addition, in 2013, Teekay LNG acquired two 155,900-cubic meter LNG carriers (or Awilco LNG Carriers) from Norway-based Awilco LNG ASA (or Awilco) and chartered them back to Awilco on five- and four-year fixed-rate bareboat charter contracts (plus a one-year extension option), respectively, with Awilco holding a fixed-price purchase obligation at the end of the charters. The bareboat charters with Awilco were accounted for as direct financing leases. However, in June 2017, Teekay LNG agreed to amend the charter contracts with Awilco to defer a portion of charter hire and extend the bareboat charter contracts and related purchase obligations on both vessels to December 2019. The amendments have the effect of deferring charter hire of between $10,600 per day and $20,600 per day per vessel from July 1, 2017 until December 2019, with such deferred amounts added to the purchase obligation amounts. As a result of the contract amendments, both of the charter contracts with Awilco were reclassified as operating leases upon the expiry of their respective original contract terms in November 2017 and August 2018. In addition, the 21-year charter contract for the Bahrain Spirit floating storage unit (or FSU) commenced in September 2018 and is accounted for as a direct finance lease. The following table lists the components of the net investments in direct financing leases:

	September 30, 2018	December 31, 2017
	$	$
Total minimum lease payments to be received	913,292	568,710
Estimated unguaranteed residual value of leased properties	294,127	194,965
Initial direct costs and other	337	361
Less unearned revenue	(630,060)	(268,046)
Total	577,696	495,990
Less current portion	(12,273)	(9,884)
Long-term portion	565,423	486,106

As at September 30, 2018, estimated minimum lease payments to be received by Teekay LNG related to its direct financing leases in each of the next five succeeding fiscal years are approximately $26.0 million (remainder of 2018), $64.1 million (2019), $64.3 million (2020), $64.1 million (2021), $64.1 million (2022) and an aggregate of $630.6 million thereafter. The leases are scheduled to end between 2029 and 2039.

Contract Costs
In certain cases, the Company incurs pre-operational costs that relate directly to a specific customer contract and that generate or enhance resources of the Company that will be used in satisfying performance obligations in the future, in which case such costs are expected to be recovered via the customer contract. Those costs include costs incurred to mobilize an offshore asset to an oilfield, pre-operational costs incurred to prepare for commencement of operations of an offshore asset or costs incurred to reposition a vessel to a location where a charterer will take delivery of the vessel. In certain cases, the Company must make judgments about whether costs relate directly to a specific customer contract or whether costs were factored into the pricing of a customer contract and thus expected to be recovered. Such deferred costs are amortized on a straight-line basis over the duration of the customer contract. Amortization of such costs for the three and nine months ended September 30, 2018 was $0.1 million and $0.2 million, respectively. As at September 30, 2018, repositioning costs of $3.4 million were included as part of other assets in the Company's consolidated balance sheets.
Contract Liabilities

The Company enters into certain customer contracts that result in situations where the customer will pay consideration upfront for performance to be provided in the following month or months. These receipts are contract liabilities and are presented as deferred revenue until performance is provided. As at September 30, 2018 and on transition to ASC 606 on January 1, 2018, there were contract liabilities of $21.7 million and $29.5 million, respectively. During the three and nine months ended September 30, 2018, the Company recognized $0.6 million and $29.5 million, respectively, of revenue that was included in the contract liability balance on transition.